Income Taxes (Summary of (Benefit)/Provision for Income Taxes from Operations) (Detail) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014	[1]	Sep. 30, 2014	[1]	Jun. 30, 2014	[4],[5]	Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013	[4]	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Current Income Taxes
Federal income taxes – current																	$ 1.7		$ 6.3
State income taxes – current																	4.4		3.8		$ 1.7
Foreign income taxes- current																	(1.6)		3.3
Current Income Tax Expense (Benefit), Total																	4.5		13.4		1.7
Deferred Income Taxes
Federal income taxes – deferred																	(8.6)		26.3		(23.5)
State income taxes – deferred																	(6.9)		1.2		(3.5)
Foreign income taxes deferred																	2.3		(0.6)		3.5
Deferred Income Tax Expense (Benefit), Total																	(13.2)		26.9		(23.5)
Total (benefit)/provision for income taxes	$ 4.6		$ (18.4)		$ (4.3)		$ 9.4		$ 10.5		$ 12.1		$ 8.4		$ 9.3		$ (8.7)	[1]	$ 40.3	[4]	$ (21.8)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.